Warrant liability - Private Placement Warrant liability (Details)	Dec. 31, 2021 $ / shares USD ($) Y	Jul. 01, 2021 Y $ / shares USD ($)
Stock price
Warrants and Rights Outstanding, Measurement Input | $ / shares	9.94	14.36
Risk-free interest rate
Warrants and Rights Outstanding, Measurement Input | $	0.0119	0.0089
Expected term
Warrants and Rights Outstanding, Measurement Input | Y	4.5	5.0
Expected Volatility [Member]
Warrants and Rights Outstanding, Measurement Input | $	0.75	0.64
Exercise price
Warrants and Rights Outstanding, Measurement Input | $ / shares	11.50	11.50